SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0001057993
      CCC   cnrkf*6j
      FILE-NUMBER  333-68047
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  333-68047
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 2
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 1047           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 1047
Colorado Insured Trust 75                              15,792.534 Units
Massachusetts Insured Trust 159                        16,305.103 Units
Ohio Insured Trust 155                                 17,197.390 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                     Colorado Insured     Massachusetts     Ohio Insured Trust

                                                         Trust 75       Insured Trust 159          155

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    1,585,000      $    1,655,000      $    1,720,000

Number of Units..................................       15,792.534          16,305.103          17,197.390

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  15,792.534      1/  16,305.103      1/  17,197.390

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    1,461,067      $    1,523,621      $    1,592,867

    Plus Sales Charge <F1>.......................   $       83,820      $       87,178      $       92,705

      Total......................................   $    1,544,887      $    1,610,799      $    1,685,572

    Divided by Number of Units...................   $     97.82         $     98.79         $     98.01

    Plus Cash Per Unit <F2>......................   $(     0.26)        $(     1.22)        $      0.01

    Public Offering Price Per Unit <F3>..........   $     97.56         $     97.57         $     98.02

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $     92.25         $     92.22         $     92.63

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $     92.25         $     92.22         $     92.63

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      5.31         $      5.35         $      5.39

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      5.31         $      5.35         $      5.39

    Par Value Per Unit <F4>......................   $    100.10         $    100.27         $    100.03

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      4.6460       $      4.6428       $      4.6596

    Less Estimated Annual Expense................   $      0.2534       $      0.2489       $      0.2450

    Net Annual Interest Income...................   $      4.3926       $      4.3939       $      4.4146

Daily Rate of Accrual Per Unit...................   $      0.01220      $      0.01221      $      0.01226

Trustee's Annual Fee per $1000 principal (6).....   $      1.3994       $      1.4381       $      1.4034

Estimated Current Return <F5>....................          4.50%               4.50%               4.50%

Estimated Long Term Return <F5>..................          4.65%               4.71%               4.59%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the Colorado Insured

Trust 75, Massachusetts Insured Trust 159 and Ohio Insured Trust 155,

respectively, $97.56, $97.57 and $98.02, accrued interest to the settlement date of $.07, $.06 and $.06, for a total price of $97.63, $97.63 and $98.08,

respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for Colorado Insured Trust 75, Massachusetts Insured Trust 159

and Ohio Insured Trust 155 will be $1.0794,$1.1181 and $1.0834, under the quarterly distribution option and $0.8894,$0.9281 and $0.8934, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established .....................................................................  December 9,1998

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            COLORADO INSURED TRUST 75

                                  (Series 1047)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,513,493) (Note 1) ............... $   1,395,801

     Accrued interest receivable ................................        20,106

     Organizational Costs (Note 1) ..............................         1,497

                                                                  --------------



               Total assets ..................................... $   1,417,404

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      18,749

     Accrued trustee and evaluator fees .........................           346

                                                                  --------------



               Total liabilities ................................ $      19,095

                                                                  --------------



               Net assets, applicable to 15,793 units of

                 fractional undivided interest outstanding ...... $   1,398,309

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 17,500 units sold ............ $   1,762,908

       Less initial underwriting commission (Note 1) ............  (     86,375)

                                                                  --------------

                                                                  $   1,676,533

     Less cost of 1,707 units redeemed ..........................  (    145,585)

                                                                  --------------

                                                                  $   1,530,948

     Undistributed net investment income ........................         6,644

     Unrealized appreciation (depreciation) of investments ......  (    117,692)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     21,591)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   1,398,309

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      10,022        $      88.12    $       .42    $      88.54

     Quarterly................       1,613               88.12            .42           88.54

     Semi-Annual..............       4,158               88.12            .42           88.54

                                ---------------  ============  ==============  ===========

                                    15,793

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                NUVEEN TAX-FREE UNIT TRUST

                                COLORADO INSURED TRUST 75

                                      (Series 1047)



                    Statements of Operations and Changes in Net Assets





                                                                              Period

                                                                           December  9,

                                                          Year Ended         1998 to

                                                         November 30,      November 30,

                                                             2000              1999

                                                       ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $        78,615   $        79,843

                                                       ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,486   $         2,839

    Evaluator fees ..................................              288               291

                                                       ----------------  ----------------



        Total expenses ..............................  $         3,774   $         3,130

                                                       ----------------  ----------------



            Net investment income ...................  $        74,841   $        76,713

                                                       ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(       21,591)  $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................           98,101    (      215,793)

                                                       ----------------  ----------------



            Net gain (loss) on investments ..........  $        76,510   $(      215,793)

                                                       ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       151,351   $(      139,080)

                                                       ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $        74,841   $        76,713

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (       21,591)                0

  Net change in unrealized appreciation or

    depreciation of investments .....................           98,101    (      215,793)

                                                       ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       151,351   $(      139,080)

                                                       ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(       75,400)  $(       69,510)

  Proceeds from investment transactions .............                0                 0

                                                       ----------------  ----------------



      Total distributions to unitholders ............  $(       75,400)  $(       69,510)

                                                       ----------------  ----------------



Redemption of 1,705 and 2 units, respectively .......  $(      145,353)  $(          232)

                                                       ----------------  ----------------



Total increase (decrease) in net assets .............  $(       69,402)  $(      208,822)



Net assets at beginning of year .....................        1,467,711         1,676,533

                                                       ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $6,644 and $7,203,respectively) ....................  $     1,398,309   $     1,467,711

                                                       ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     COLORADO INSURED TRUST 75

                                                           (Series 1047)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    210,000        Colorado Health Facilities Authority, Revenue        2008 at 101         AAA        Aaa     $    192,110

                     Bonds, Series 1998 (Sisters of Charity of

                     Leavenworth Health Services Corporation), 5.000%

                     Due 12/1/2025.



     250,000        Auraria Higher Education Center (Colorado),          2008 at 100         AAA        Aaa          232,882

                     Certificates of Participation (Administrative

                     Office Facility Project), Series 1998, 5.125% Due

                     5/1/2028.



     185,000        City of Colorado Springs, Colorado, Utilities        2008 at 100         AAA        Aaa          161,997

                     System Subordinate Lien Improvement Revenue Bonds,

                     Series 1998A, 4.750% Due 11/15/2026.



     195,000        City and County of Denver, Colorado, Airport System  2008 at 101         AAA        Aaa          177,904

                     Revenue Bonds, Series 1998B, 5.000% Due

                     11/15/2025.



     105,000        E-470 Public Highway Authority (Colorado), Senior    No Optional Call    AAA        Aaa

                     Revenue Bonds, Series 1997B,

                     60M-0.000% Due 9/1/2016, (Original issue discount                                                25,266

                     bonds delivered on or about August 27, 1997 at a

                     price of 36.112% of principal amount.)

                     45M-0.000% Due 9/1/2026. (Original issue discount                                                10,317

                     bonds delivered on or about August 27, 1997 at a

                     price of 20.603% of principal amount.)



     150,000        E-470 Public Highway Authority (Colorado), Senior    2007 at 101         AAA        Aaa          136,474

                     Revenue Bonds, Series 1997A, 5.000% Due 9/1/2026.



      95,000        City of Englewood, Colorado, Certificates of         2008 at 100         AAA        Aaa           89,418

                     Participation (Civic Center Project), 5.100% Due

                     6/1/2023.



     150,000        City of Fort Collins, Colorado, Water Utility        2008 at 100         AAA        Aaa          141,683

                     Enterprise, Water Revenue Refunding and

                     Improvement Bonds, Series 1998, 4.750% Due

                     12/1/2015.





      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     COLORADO INSURED TRUST 75

                                                           (Series 1047)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    245,000        Commonwealth of Puerto Rico, Public Improvement      2008 at 101         AAA        Aaa     $    227,750

                     Bonds of 1998 (General Obligation Bonds), 5.000%

                     Due 7/1/2027.



------------                                                                                                    ------------

$  1,585,000                                                                                                    $  1,395,801

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Bridge and Tollroad Revenue,  2; Education Revenue,  1; Health Care

Facility Revenue,  1; Transportation,  1; Utilities,  1; Municipal Lease

Revenue,  1; Water And/or Sewer Revenue,  1.



Approximately 7% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in Colorado and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE   9
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                         MASSACHUSETTS INSURED TRUST 159

                                  (Series 1047)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,575,723) (Note 1) ............... $   1,458,477

     Accrued interest receivable ................................        26,190

     Organizational Costs (Note 1) ..............................         1,497

                                                                  --------------



               Total assets ..................................... $   1,486,164

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      40,624

     Accrued trustee and evaluator fees .........................           350

                                                                  --------------



               Total liabilities ................................ $      40,974

                                                                  --------------



               Net assets, applicable to 16,305 units of

                 fractional undivided interest outstanding ...... $   1,445,190

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 17,500 units sold ............ $   1,756,258

       Less initial underwriting commission (Note 1) ............  (     86,049)

                                                                  --------------

                                                                  $   1,670,209

     Less cost of 1,195 units redeemed ..........................  (    102,759)

                                                                  --------------

                                                                  $   1,567,450

     Undistributed net investment income ........................         6,756

     Unrealized appreciation (depreciation) of investments ......  (    117,246)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     11,770)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   1,445,190

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................       7,996        $      88.22    $       .41    $      88.63

     Quarterly................       1,118               88.22            .41           88.63

     Semi-Annual..............       7,191               88.22            .41           88.63

                                ---------------  ============  ==============  ===========

                                    16,305

                                ===============







See accompanying notes to financial statements.



      PAGE  10
 PAGE

                                NUVEEN TAX-FREE UNIT TRUST

                             MASSACHUSETTS INSURED TRUST 159

                                      (Series 1047)



                    Statements of Operations and Changes in Net Assets





                                                                              Period

                                                                           December  9,

                                                          Year Ended         1998 to

                                                         November 30,      November 30,

                                                             2000              1999

                                                       ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $        76,827   $        78,961

                                                       ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,472   $         2,837

    Evaluator fees ..................................              283               289

                                                       ----------------  ----------------



        Total expenses ..............................  $         3,755   $         3,126

                                                       ----------------  ----------------



            Net investment income ...................  $        73,072   $        75,835

                                                       ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        2,655)  $(        9,115)

    Net change in unrealized appreciation or

      depreciation of investments ...................           89,189    (      206,435)

                                                       ----------------  ----------------



            Net gain (loss) on investments ..........  $        86,534   $(      215,550)

                                                       ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       159,606   $(      139,715)

                                                       ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $        73,072   $        75,835

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        2,655)   (        9,115)

  Net change in unrealized appreciation or

    depreciation of investments .....................           89,189    (      206,435)

                                                       ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       159,606   $(      139,715)

                                                       ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(       73,150)  $(       69,001)

  Proceeds from investment transactions .............                0                 0

                                                       ----------------  ----------------



      Total distributions to unitholders ............  $(       73,150)  $(       69,001)

                                                       ----------------  ----------------



Redemption of 272 and 923 units, respectively .......  $(       23,555)  $(       79,204)

                                                       ----------------  ----------------



Total increase (decrease) in net assets .............  $        62,901   $(      287,920)



Net assets at beginning of year .....................        1,382,289         1,670,209

                                                       ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $6,756 and $6,834,respectively) ....................  $     1,445,190   $     1,382,289

                                                       ================  ================





See accompanying notes to financial statements.

      PAGE  11
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                  MASSACHUSETTS INSURED TRUST 159

                                                           (Series 1047)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    250,000        Massachusetts Bay Transportation Authority, General  2007 at 101         AAA        Aaa     $    227,580

                     Transportation System Bonds, 1998 Series B,

                     (General Obligation Bonds.) 5.000% Due 3/1/2028.



     250,000        Massachusetts Health and Educational Facilities      2008 at 101         AAA        Aaa          224,865

                     Authority, Revenue Bonds, Boston Medical Center

                     Issue, Series A, 5.000% Due 7/1/2029.



     195,000        Massachusetts Health and Educational Facilities      2008 at 102         AAA        Aaa          183,509

                     Authority, Revenue Bonds, Caregroup Issue, Series

                     A, 5.000% Due 7/1/2018.



     210,000        Massachusetts Health and Educational Facilities      2008 at 101         AAA        Aaa          191,010

                     Authority, Revenue Bonds, Northeastern University

                     Issue, Series G, 5.000% Due 10/1/2028. (Original

                     issue discount bonds delivered on or about May 12,

                     1998 at a price of 94.767% of principal amount.)



     250,000        Massachusetts Industrial Finance Agency, Revenue     2007 at 102         AAA        Aaa          228,137

                     Bonds, Merrimack College Issue, Series 1997,

                     5.000% Due 7/1/2027.



     125,000        Massachusetts Turnpike Authority, Metropolitan       2007 at 102         AAA        Aaa          118,110

                     Highway System Revenue Bonds, 1997 Series A

                     (Senior), 5.125% Due 1/1/2023.



     125,000        Massachusetts Turnpike Authority, Metropolitan       No Optional Call     --        Aaa           55,154

                     Highway System Revenue Bonds, 1997 Series C

                     (Senior), 0.000% Due 1/1/2016. (Original issue

                     discount bonds delivered on or about October 2,

                     1997 at a price of 37.821% of principal amount.)



     250,000        Massachusetts Water Resources Authority, General     2008 at 101         AAA        Aaa          230,112

                     Revenue Refunding Bonds, 1997 Series D, 5.000% Due

                     8/1/2024.



------------                                                                                                    ------------

$  1,655,000                                                                                                    $  1,458,477

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  12






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                  MASSACHUSETTS INSURED TRUST 159

                                                           (Series 1047)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Bridge and Tollroad Revenue,  2; Education Revenue,  2; Health Care

Facility Revenue,  2; Water And/or Sewer Revenue,  1.



Approximately 28% and 27% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Education Revenue and Health Care Facility Revenue,

respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 20% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in Massachusetts.

      PAGE  13
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                              OHIO INSURED TRUST 155

                                  (Series 1047)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,635,042) (Note 1) ............... $   1,519,121

     Accrued interest receivable ................................        28,157

     Organizational Costs (Note 1) ..............................         1,677

                                                                  --------------



               Total assets ..................................... $   1,548,955

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      22,253

     Accrued trustee and evaluator fees .........................           350

                                                                  --------------



               Total liabilities ................................ $      22,603

                                                                  --------------



               Net assets, applicable to 17,197 units of

                 fractional undivided interest outstanding ...... $   1,526,352

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 17,500 units sold ............ $   1,750,905

       Less initial underwriting commission (Note 1) ............  (     85,787)

                                                                  --------------

                                                                  $   1,665,118

     Less cost of 303 units redeemed ............................  (     25,130)

                                                                  --------------

                                                                  $   1,639,988

     Undistributed net investment income ........................         7,049

     Unrealized appreciation (depreciation) of investments ......  (    115,921)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (      4,764)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   1,526,352

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................       7,816        $      88.35    $       .41    $      88.76

     Quarterly................       1,151               88.35            .41           88.76

     Semi-Annual..............       8,230               88.35            .41           88.76

                                ---------------  ============  ==============  ===========

                                    17,197

                                ===============







See accompanying notes to financial statements.



      PAGE  14
 PAGE

                                NUVEEN TAX-FREE UNIT TRUST

                                  OHIO INSURED TRUST 155

                                      (Series 1047)



                    Statements of Operations and Changes in Net Assets





                                                                              Period

                                                                           December  9,

                                                          Year Ended         1998 to

                                                         November 30,      November 30,

                                                             2000              1999

                                                       ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $        80,446   $        79,811

                                                       ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,519   $         2,800

    Evaluator fees ..................................              294               291

                                                       ----------------  ----------------



        Total expenses ..............................  $         3,813   $         3,091

                                                       ----------------  ----------------



            Net investment income ...................  $        76,633   $        76,720

                                                       ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        4,764)  $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................           91,582    (      207,503)

                                                       ----------------  ----------------



            Net gain (loss) on investments ..........  $        86,818   $(      207,503)

                                                       ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       163,451   $(      130,783)

                                                       ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $        76,633   $        76,720

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        4,764)                0

  Net change in unrealized appreciation or

    depreciation of investments .....................           91,582    (      207,503)

                                                       ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       163,451   $(      130,783)

                                                       ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(       76,753)  $(       69,551)

  Proceeds from investment transactions .............                0                 0

                                                       ----------------  ----------------



      Total distributions to unitholders ............  $(       76,753)  $(       69,551)

                                                       ----------------  ----------------



Redemption of 200 and 103 units, respectively .......  $(       16,200)  $(        8,930)

                                                       ----------------  ----------------



Total increase (decrease) in net assets .............  $        70,498   $(      209,264)



Net assets at beginning of year .....................        1,455,854         1,665,118

                                                       ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $7,049 and $7,169,respectively) ....................  $     1,526,352   $     1,455,854

                                                       ================  ================





See accompanying notes to financial statements.

      PAGE  15
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 155

                                                           (Series 1047)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    175,000        State of Ohio, Turnpike Revenue Bonds, 1998 Series   2008 at 101         AAA        Aaa     $    150,083

                     B, Issued by the Ohio Turnpike Commission, 4.500%

                     Due 2/15/2024. (Original issue discount bonds

                     delivered on or about October 6, 1998 at a price

                     of 93.260% of principal amount.)



     250,000        City of Cleveland, Ohio, Public Power System, First  2006 at 102         AAA        Aaa          232,530

                     Mortgage Revenue Refunding Bonds, Series 1996,

                     Sub-Series 1, 5.000% Due 11/15/2024. (Original

                     issue discount bonds delivered on or about

                     December 20, 1996 at a price of 91.443% of

                     principal amount.)



     220,000        City of Cleveland, Ohio, Waterworks Improvement and  2008 at 101         AAA        Aaa          205,456

                     Refunding Revenue Bonds, Series I, 1998, 5.000%

                     Due 1/1/2023.



     250,000        Columbus Municipal Airport Authority (Ohio),         2008 at 101         AAA        Aaa          229,607

                     Airport Improvement Revenue Bonds, (Port Columbus

                     International Airport Project), Series 1998B,

                     5.000% Due 1/1/2028.



     250,000        County of Cuyahoga, Ohio, Utility Systems            2008 at 102         AAA        Aaa          234,595

                     Improvement Revenue Bonds, Series 1998 (The

                     Medical Center Company Project), 5.125% Due

                     2/15/2028.



     200,000        County of Hamilton, Ohio, Sales Tax Bonds, Series    2008 at 101         AAA        Aaa          183,978

                     1998B, Hamilton County Football Project, 5.000%

                     Due 12/1/2027.



     125,000        City of Huber Heights, Ohio, Water System Revenue    No Optional Call    AAA        Aaa           36,879

                     Bonds, Series 1995, 0.000% Due 12/1/2022.

                     (Original issue discount bonds delivered on or

                     about September 29, 1995 at a price of 19.031% of

                     principal amount.)



     250,000        West Holmes Local School District, Ohio, School      2007 at 101         AAA        Aaa          245,993

                     Improvement Bonds, Series 1997, (General

                     Obligation Bonds.) 5.375% Due 12/1/2023.



------------                                                                                                    ------------

$  1,720,000                                                                                                    $  1,519,121

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  16






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 155

                                                           (Series 1047)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax Supported Revenue,  1; Bridge and Tollroad Revenue,  1;

Power Revenue,  1; Transportation,  1; Utilities,  1; Water And/or Sewer

Revenue,  2.



Approximately 20% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Water And/or Sewer Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 32% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in Ohio.

      PAGE  17
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  18
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 1047:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 1047 (comprising, Colorado Insured Trust 75, Massachusetts Insured Trust 159 and Ohio Insured Trust 155), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 1047, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  19
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  20
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 1047
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 INS STATE CO 75
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001057993
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series 1047
   NAME  COLORADO INSURED TRUST
   NUMBER  75
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,513,493
   INVESTMENTS-AT-VALUE     1,395,801
   RECEIVABLES        20,106
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,417,404
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        19,095
   TOTAL-LIABILITIES        19,095
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    15,793
   SHARES-COMMON-PRIOR    17,498
   ACCUMULATED-NII-CURRENT         6,644
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -21,591
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC      -117,692
   NET-ASSETS     1,398,309
   DIVIDEND-INCOME  0
   INTEREST-INCOME        78,615
   OTHER-INCOME  0
   EXPENSES-NET         3,774
   NET-INVESTMENT-INCOME        74,841
   REALIZED-GAINS-CURRENT       -21,591
   APPREC-INCREASE-CURRENT        98,101
   NET-CHANGE-FROM-OPS       151,351
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME        75,400
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    17,500
   NUMBER-OF-SHARES-REDEEMED     1,707
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       -69,402
   ACCUMULATED-NII-PRIOR         7,203
   ACCUMULATED-GAINS-PRIOR             0
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE OH 155
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001057993
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series 1047
   NAME  OHIO INSURED TRUST
   NUMBER  155
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,635,042
   INVESTMENTS-AT-VALUE     1,519,121
   RECEIVABLES        28,157
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,548,955
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        22,603
   TOTAL-LIABILITIES        22,603
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    17,197
   SHARES-COMMON-PRIOR    17,397
   ACCUMULATED-NII-CURRENT         7,049
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        -4,764
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC      -115,921
   NET-ASSETS     1,526,352
   DIVIDEND-INCOME  0
   INTEREST-INCOME        80,446
   OTHER-INCOME  0
   EXPENSES-NET         3,813
   NET-INVESTMENT-INCOME        76,633
   REALIZED-GAINS-CURRENT        -4,764
   APPREC-INCREASE-CURRENT        91,582
   NET-CHANGE-FROM-OPS       163,451
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME        76,753
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    17,500
   NUMBER-OF-SHARES-REDEEMED       303
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        70,498
   ACCUMULATED-NII-PRIOR         7,169
   ACCUMULATED-GAINS-PRIOR             0
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE MA 159
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001057993
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series 1047
   NAME  MASSACHUSETTS INSURED TRUST
   NUMBER  159
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,575,723
   INVESTMENTS-AT-VALUE     1,458,477
   RECEIVABLES        26,190
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,486,164
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        40,974
   TOTAL-LIABILITIES        40,974
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    16,305
   SHARES-COMMON-PRIOR    16,577
   ACCUMULATED-NII-CURRENT         6,756
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -11,770
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC      -117,246
   NET-ASSETS     1,445,190
   DIVIDEND-INCOME  0
   INTEREST-INCOME        76,827
   OTHER-INCOME  0
   EXPENSES-NET         3,755
   NET-INVESTMENT-INCOME        73,072
   REALIZED-GAINS-CURRENT        -2,655
   APPREC-INCREASE-CURRENT        89,189
   NET-CHANGE-FROM-OPS       159,606
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME        73,150
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    17,500
   NUMBER-OF-SHARES-REDEEMED     1,195
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        62,901
   ACCUMULATED-NII-PRIOR         6,834
   ACCUMULATED-GAINS-PRIOR        -9,115
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0